11. Accounts Receivable Related to the Concession Compensation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable Related To Concession Compensation Details
Accounts receivable related to concession compensation, beginning	R$ 67,401	R$ 219,556
Transfer to accounts receivable related to the concession		(160,217)
Gain on remeasurement of the cash flow	341	8,137
Impairment		(75)
Reversal of impairment	1,117
Accounts receivable related to concession compensation, ending	R$ 68,859	R$ 67,401